Income and Expenses - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	May 06, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income And Expenses [Line Items]
Research and development expenses		€ 645,029	€ 226,466	€ 143,040
General and administrative expenses		94,049	45,547	26,334
Other operating income		250,539	2,724	5,396
Government grant		91,951
Foreign exchange gains			2,341	6,050
Foreign exchange losses		42,609
Expenses arising from fair value measurement adjustments of derivative embedded within convertible note		17,289
Germany
Disclosure Of Income And Expenses [Line Items]
Government grant		88,000
Grant by Bundesministerium fuer Bildung und Forschung (BMBF)
Disclosure Of Income And Expenses [Line Items]
Other operating income		239,017	1,547	€ 4,228
Grant by Bundesministerium fuer Bildung und Forschung (BMBF) | Germany
Disclosure Of Income And Expenses [Line Items]
Other operating income		€ 238,900
General And Administrative Expenses
Disclosure Of Income And Expenses [Line Items]
Charge in connection with certain withholding tax payments for intellectual property licenses			€ 2,600
BioNTech US Inc.
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	€ 21,000
General and administrative expenses	€ 7,400